Income Taxes - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Balance, beginning	¥ 172,557	$ 24,304	¥ 177,526
Additions based on tax positions related to current year	3,086	435	588
Reversal based on tax positions related to prior years	(9,651)	(1,359)	(17,643)
Foreign exchange translation adjustments	2,424	341	12,086
Balance, ending	¥ 168,416	$ 23,721	¥ 172,557